Supplemental Condensed Consolidating Financial Information (Condensed Consolidating Statement Of Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Statement of Comprehensive Income (Loss) [Line Items]
Net income (loss)	$ (75,854)	$ (74,458)	$ (78,335)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(393)	2,583	(3,662)
Foreign currency translation adjustment	(219)	(137)	67
Other comprehensive income (loss)	(612)	2,446	(3,595)
Total comprehensive income (loss)	(76,466)	(72,012)	(81,930)
Consolidating Adjustments [Member]
Condensed Statement of Comprehensive Income (Loss) [Line Items]
Net income (loss)	31,409	(14,159)	(3,400)
Other comprehensive income (loss):
Equity in other comprehensive earnings	219	137	(67)
Other comprehensive income (loss)	219	137	(67)
Total comprehensive income (loss)	31,628	(14,022)	(3,467)
Emdeon Inc. [Member]
Condensed Statement of Comprehensive Income (Loss) [Line Items]
Net income (loss)	(75,854)	(74,458)	(78,335)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(393)	2,583	(3,662)
Equity in other comprehensive earnings	(219)	(137)	67
Other comprehensive income (loss)	(612)	2,446	(3,595)
Total comprehensive income (loss)	(76,466)	(72,012)	(81,930)
Guarantor Subsidiaries [Member]
Condensed Statement of Comprehensive Income (Loss) [Line Items]
Net income (loss)	(31,409)	14,159	3,400
Other comprehensive income (loss):
Foreign currency translation adjustment	(219)	(137)	67
Other comprehensive income (loss)	(219)	(137)	67
Total comprehensive income (loss)	$ (31,628)	$ 14,022	$ 3,467